Company financial information (Parent Corporation) (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Income Statement - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Income Statement—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2025	2024	2023
Dividends from bank subsidiaries	$5,259	$4,256	$3,472
Dividends from non-bank subsidiaries	715	1,616	1,070
Interest income from bank subsidiaries	29	53	71
Interest income from non-bank subsidiaries	38	70	64
(Loss) on securities held for sale	(3)	(2)	(1)
Other revenue	58	51	83
Total revenue	6,096	6,044	4,759
Interest expense (including $2, $20 and $23, to subsidiaries, respectively)	1,677	1,838	1,716
Other expense	235	200	291
Total expense	1,912	2,038	2,007
Income before income taxes and equity in undistributed net income of subsidiaries	4,184	4,006	2,752
(Benefit) for income taxes	(420)	(438)	(258)
Equity in undistributed net income:
Bank subsidiaries	93	(131)	(295)
Non-bank subsidiaries	852	217	587
Net income	5,549	4,530	3,302
Preferred stock dividends and redemption charge	(243)	(194)	(235)
Net income applicable to common shareholders of The Bank of New York Mellon Corporation	$5,306	$4,336	$3,067

Condensed Balance Sheet - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Balance Sheet—The Bank of New York Mellon Corporation (Parent Corporation)

	Dec. 31,
(in millions)	2025	2024
Assets:
Cash and due from banks	$209	$117
Investment in and advances to subsidiaries and associated companies:
Banks	35,400	34,315
Other	39,155	39,712
Subtotal	74,555	74,027
Corporate-owned life insurance	816	809
Other assets	509	436
Total assets	$76,089	$75,389
Liabilities:
Deferred compensation	$379	$369
Affiliate borrowings	615	1,850
Other liabilities	1,440	2,025
Long-term debt	29,342	29,827
Total liabilities	31,776	34,071
Shareholders’ equity	44,313	41,318
Total liabilities and shareholders’ equity	$76,089	$75,389

Condensed Statement of Cash Flows - The Bank of New York Mellon Corporation (Parent Corporation)
Condensed Statement of Cash Flows—The Bank of New York Mellon Corporation (Parent Corporation)

	Year ended Dec. 31,
(in millions)	2025	2024	2023
Operating activities:
Net income	$5,549	$4,530	$3,302
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Equity in undistributed net (income) of subsidiaries	(945)	(86)	(292)
Deferred tax expense (benefit)	46	(18)	119
Change in accrued interest receivable	(54)	(30)	24
Change in accrued interest payable	(18)	54	24
Change in taxes payable (a)	(76)	15	276
Other, net	(121)	(67)	86
Net cash provided by operating activities	4,381	4,398	3,539
Investing activities:
Acquisitions of, investments in, and advances to subsidiaries (b)	2,927	(497)	592
Other, net	4	(4)	—
Net cash provided (used for) by investing activities	2,931	(501)	592
Financing activities:
Proceeds from issuance of long-term debt	3,242	5,237	5,988
Repayments of long-term debt	(4,509)	(5,213)	(6,055)
Change in advances from subsidiaries	(1,235)	556	364
Issuance of common stock	19	17	16
Issuance of preferred stock	1,483	—	—
Treasury stock acquired	(3,535)	(3,064)	(2,604)
Redemption of preferred stock	(1,000)	—	(500)
Cash dividends paid	(1,685)	(1,542)	(1,487)
Net cash (used for) financing activities	(7,220)	(4,009)	(4,278)
Change in cash and due from banks	92	(112)	(147)
Cash and due from banks at beginning of year	117	229	376
Cash and due from banks at end of year	$209	$117	$229
Supplemental disclosures
Interest paid	$1,695	$1,783	$1,693
Income taxes refunded	—	—	2
(a)    Includes payments received from subsidiaries for taxes of $810 million in 2025, $1,075 million in 2024 and $986 million in 2023.
(b) Includes $40 million of cash outflows, net of $2,967 million of cash inflows in 2025, $1,456 million of cash outflows, net of $959 million of cash inflows in 2024 and $1,963 million of cash outflows, net of $2,555 million of cash inflows in 2023.